Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 419,214	$ 69	$ 25,284
Accounts receivable	164,237	6,589	983
Inventory Asset, net	162,326
Other Current Asset	1,600
Deposits	1,500	1,500	1,500
Total Current Assets	748,877	8,158	27,767
Fixed Assets
Fixed assets, net	119,192	27,843	31,838
Total Fixed Assets	119,192	27,843	31,838
Other Assets
Intangible Assets	950,000
Rent and Utilities Deposit	11,520
Other Assets	961,520
TOTAL ASSETS	1,829,590	36,001	59,605
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank overdraft
Accounts payable	501,447	171,085	177,475
Accrued expenses	393,904	332,503	231,060
Deferred revenue			15,042
Current portion, notes payable	646,199	456,914	1,000
Current portion, notes payable - related party	249,520	353,759
Current portion, leases payable	88,896
Total Current Liabilities	1,879,966	1,314,261	424,577
Long-Term Liabilities:
Notes payable	2,190,279	311,821	527,333
Notes payable - related party	42,000	42,000	684,048
Total Long-Term Liabilities	2,232,279	353,821	1,211,381
Total Liabilities	4,112,245	1,668,082	1,635,958
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,000,000 Series E, issued and outstanding	1,000	1,000	1,000
Common stock, value	98,138	36,430	27,297
Additional paid in capital	4,641,674	4,300,514	3,722,452
Accumulated deficit	(7,023,467)	(5,970,024)	(5,327,102)
Total Stockholders' Equity (Deficit)	(2,282,655)	(1,632,080)	(1,576,353)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,829,590	$ 36,001	$ 59,605